Strategic License Agreements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
License And Collaboration Agreement [Abstract]
Summary of Changes in Contract Liabilities
The following table presents changes in the Company’s contract liabilities for the periods presented (in thousands):

Nine Months Ended September 30, 2023	December 31, 2022	Additions	Deductions	September 30, 2023
Contract liabilities:
Deferred revenue	$2,696	$575	$(3,271)	$—

The following table presents changes in the Company’s contract liabilities for the periods presented (in thousands):

Year Ended December 31, 2021	December 31, 2021	Additions	Deductions	December 31, 2022
Contract liabilities:
Deferred revenue	$3,576	$1,449	$(2,329)	$2,696